Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2022 - Summary of foreign exchange rates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.93756	0.88292	0.81493
Average foreign exchange rate	0.94888	0.84495	0.87621